EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51
Cancelled	(8,334)	17.34

Balance, September 30, 2022	84,583	$13.26
Cancelled	(3,333)	10.66
Balance, June 30, 2023	81,250	$13.74

Exercisable at June 30, 2023	81,250	$74

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	39,003	$18.75
Cancelled	(1,086)	23.70

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51
Cancelled	(8,334)	17.34

Balance, September 30, 2022	84,583	$13.26

Exercisable at September 30, 2022	83,333	$13.42

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
	2023	2022

Risk-free interest rate	-	1.5%
Expected life of options	-	10 Years
Expected annualized volatility	-	96.56%
Dividend rate	-	Nil
Weighted average fair value of options granted	-	$10.17

	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-
Weighted average fair value of options granted	$10.17	$-

SCHEDULE OF STOCK OPTIONS OUTSTANDING

As June 30, 2023, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
22,917	$22.50	December 4, 2017	December 4, 2027
5,000	$13.50	November 1, 2018	November 1, 2028
5,000	$2.25	March 16, 2020	March 16, 2030
48,333	$10.80	October 6, 2021	October 6, 2031
81,250

As September 30, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$21.90	December 4, 2027
5,000	$13.14	November 1, 2028
5,000	$2.19	March 16, 2030
51,666	$10.51	October 6, 2031
84,583

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2021	208,332	$9.42
Granted	888,738	12.91

Balance, September 30, 2022	1,097,070	$12.12
Exercised	(273,410)	2.86
Granted	295,282	4.50

Balance, June 30, 2023	1,118,942	9.98

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.91

Balance, September 30, 2022	1,097,096	$12.12

SCHEDULE OF WARRANTS OUTSTANDING

As June 30, 2023, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

17,558	$24.30	November 4, 2021	November 4, 2023
597,770	$12.60	March 29, 2022	March 29, 2027
295,282	$4.50	June 30, 2023	June 30, 2028
208,332	$9.00	September 30, 2021	September 30, 2031
1,118,942

As September 30, 2022, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

24,739	$23.65	November 4, 2023
864,024	$12.60	March 29, 2027
208,333	$8.76	October 1, 2031
1,097,096

SCHEDULE OF VALUATION OF WARRANTS

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at June 30, 2023 and September 30, 2022:

	June 30, 2023	September 30, 2022

Risk-free interest rate	4.58%	3.79%

Expected life of options	0.33 Year	1 Year
Expected annualized volatility	73.12%	135.59%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$0.00	$1.46

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at September 30, 2022 and November 4, 2021:

	September 30,2022	November 4, 2021

Risk-free interest rate	3.79%	0.98%
Expected life of options	1 Year	2 Years
Expected annualized volatility	135.59%	153.02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$1.46	$11.45